Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (i) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (ii) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to March 31, 2025 to the date of this report, these consolidated financial statements were issued, the subsequent event is as follows:

On February 27, 2025, the OneConstruction Group Limited 2025 Equity Incentive Plan (the “Plan”) was established by the Company and approved by the Board of Directors of the Company. Pursuant to the Plan, the Company has reserved 3,000,000 authorized but unissued Ordinary Shares (“ESOP Shares”) for issuance under the Plan. The purpose of the Plan was to attract and retain the best available personnel for positions of responsibility with the Company, to provide additional incentives to them and align their interests with those of the Company’s shareholders, and to thereby promote the Company’s long-term business success.

On May 5, 2025, the Company issued 3,000,000 ESOP Shares to certain employees of the Company pursuant to the Plan at the consideration of US$0.0001 for each ESOP Share.

Except for the above-disclosed, the Company has determined that it does not have any further material events to disclose.